STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options		441,055
Weighted Average Remaining Life in Years	4 years 328 days	4 years 36 days
Exercisable Number of Options	344,683	227,263
Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options		157,581
Weighted Average Remaining Life in Years	4 years	4 years 219 days
Exercisable Number of Options	149,247	138,831
Exercise Price Range $5.50 - $12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options		258,074
Weighted Average Remaining Life in Years		3 years 255 days
Exercisable Number of Options		67,499
Exercise Price Range $13.00 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options		15,000
Weighted Average Remaining Life in Years		7 years 146 days
Exercisable Number of Options		15,000
Exercise Price Range $25.50 - $45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options		10,400
Weighted Average Remaining Life in Years		5 years 73 days
Exercisable Number of Options		5,933
Minimum [Member] | Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 0.00	$ 0.00
Minimum [Member] | Exercise Price Range $5.50 - $12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		5.50
Minimum [Member] | Exercise Price Range $13.00 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		13.00
Minimum [Member] | Exercise Price Range $25.50 - $45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		25.50
Maximum [Member] | Exercise Price Range $0.00 - $5.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 5.00	5.00
Maximum [Member] | Exercise Price Range $5.50 - $12.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		12.50
Maximum [Member] | Exercise Price Range $13.00 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		25.00
Maximum [Member] | Exercise Price Range $25.50 - $45.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)		$ 45.00